Segment and Related Information	6 Months Ended
Jun. 30, 2011
Segment and Related Information [Abstract]
SEGMENT AND RELATED INFORMATION

10.	SEGMENT AND RELATED INFORMATION

In accordance with current accounting standards regarding disclosures about segments of an enterprise and related information, the Company has identified the following reportable segments: well site services, accommodations, offshore products and tubular services. The Company’s reportable segments represent strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were initially acquired as a unit, and the management at the time of the acquisition was retained. Subsequent acquisitions have been direct extensions to our business segments. The separate business lines within the well site services segment have been disclosed to provide additional detail for that segment. Results of a portion of our accommodations segment supporting traditional oil and natural gas drilling activities are somewhat seasonal with increased activity occurring in the winter drilling season.

Financial information by business segment for each of the three and six months ended June 30, 2011 and 2010 is summarized in the following table (in thousands):

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Three Months Ended June 30, 2011	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$112,658	$10,299	$25,103	$—	$18,654	$410,370
Drilling services	40,998	4,806	6,370	—	5,754	116,672

Total well site services	153,656	15,105	31,473	—	24,408	527,042
Accommodations	202,943	26,195	57,750	(1)	106,873	1,700,385
Offshore products	131,742	3,358	18,770	(228)	3,519	588,472
Tubular services	331,976	377	16,956	231	2,780	521,675
Corporate and eliminations	—	203	(9,786)	—	64	87,480

Total	$820,317	$45,238	$115,163	$2	$137,644	$3,425,054

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Three Months Ended June 30, 2010	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$79,119	$10,405	$10,395	$—	$10,446	$351,981
Drilling services	34,137	6,198	(1,070)	—	3,546	114,071

Total well site services	113,256	16,603	9,325	—	13,992	466,052
Accommodations	121,956	10,707	31,300	—	20,029	615,982
Offshore products	106,005	2,770	16,087	—	1,942	484,852
Tubular services	253,315	341	9,297	34	2,752	405,654
Corporate and eliminations	—	179	(8,256)	—	188	22,473

Total	$594,532	$30,600	$57,753	$34	$38,903	$1,995,013

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Six Months Ended June 30, 2011	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$220,189	$20,095	$49,493	$—	$35,495	$410,370
Drilling services	74,103	9,739	8,605	—	12,922	116,672

Total well site services	294,292	29,834	58,098	—	48,417	527,042
Accommodations	400,041	52,748	106,723	2	168,915	1,700,385
Offshore products	260,184	6,692	35,520	(228)	7,574	588,472
Tubular services	626,241	728	30,002	279	5,151	521,675
Corporate and eliminations	—	388	(20,404)	—	196	87,480

Total	$1,580,758	$90,390	$209,939	$53	$230,253	$3,425,054

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Six Months Ended June 30, 2010	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$146,622	$20,915	$14,772	$—	$17,026	$351,981
Drilling services	64,538	12,862	(3,052)	—	4,537	114,071

Total well site services	211,160	33,777	11,720	—	21,563	466,052
Accommodations	267,489	21,283	78,668	—	45,441	615,982
Offshore products	208,998	5,575	28,708	—	5,980	484,852
Tubular services	439,230	685	15,512	64	2,843	405,654
Corporate and eliminations	—	358	(17,050)	—	250	22,473

Total	$1,126,877	$61,678	$117,558	$64	$76,077	$1,995,013